Basis of Condensed Consolidated Financial Statements	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Condensed Consolidated Financial Statements	BASIS OF CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Description of Business
Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (“MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.
Basis of Financial Statements
The accompanying condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying condensed consolidated financial statements reflect adjustments to conform with U.S. GAAP and therefore are not included in the consolidated financial statements issued by MUFG in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and certain of its subsidiaries in accordance with the corresponding applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions. The accompanying condensed semiannual consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2025. Certain information that would be included in annual financial statements but is not required for reporting purposes under U.S. GAAP has been omitted or condensed.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Recently Issued Accounting Pronouncements
Accounting for Internal-Use Software Costs—In September 2025, the Financial Accounting Standards Board (“FASB”) issued new guidance which modernizes the accounting for software costs. This new guidance targets improvements to the accounting for internal-use software, intended to modernize the internal use software guidance, primarily by eliminating accounting consideration of software project development stages and enhances the guidance around the “probable-to-complete” threshold in determining when capitalization of internal-use software costs begins. This guidance is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements.
Purchased loans—In November 2025, the FASB issued new guidance which addresses concerns about the accounting for acquired financial assets. Under current U.S. GAAP, financial assets acquired through a business combination, an asset acquisition, or the consolidation of a variable interest entity that is not a business are initially recorded at fair value, and an allowance for expected credit losses is separately recognized with an offsetting gross-up adjustments to the purchase price of the acquired financial assets (“gross-up approach”), if a financial asset acquired has a more-than-insignificant deterioration of credit risk since its origination. However, if it does not have such a deterioration of credit risk, an allowance for credit losses is recognized with a corresponding charge to credit loss expense. The new guidance requires that purchased loans (excluding credit cards), which are acquired without credit deterioration and deemed seasoned, be accounted for using the gross-up approach, which will enhance comparability and consistency in the accounting for acquired financial assets. This guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements.